Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	Beijing, China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of 9F Inc. (the “Company”) as of December 31, 2025, the related consolidated statements of operations, comprehensive income, changes in shareholders’ equity and cash flows for the year ended December 31, 2025, and the related notes and schedule listed in Schedule I (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.